FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Impairment charges	$ 312,000,000	$ 574,000,000
Property, plant and equipment [member]
Disclosure of fair value measurement of assets [line items]
Impairment charges	312,000,000
Non-recurring fair value measurement | Property, plant and equipment [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	54,000,000
Non-recurring fair value measurement | Property, plant and equipment [member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0
Non-recurring fair value measurement | Property, plant and equipment [member] | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0
Non-recurring fair value measurement | Property, plant and equipment [member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 54,000,000